united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23419

Leader Funds Trust

(Exact name of registrant as specified in charter)

315 W.Mill Plain Blvd., Suite 204, Vancouver, WA 98660

(Address of principal executive offices) (Zip code)

John Lekas, Leader Capital Corp.

315 W.Mill Plain Blvd., Suite 204, Vancouver, WA 98660

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/19

Item 1. Reports to Stockholders.

Leader Short Duration Bond Fund

Investor Class – LCCMX
Institutional Class – LCCIX
Class A – LCAMX
Class C – LCMCX

Leader Total Return Fund

Investor Class – LCTRX
Institutional Class – LCTIX
Class A – LCATX
Class C – LCCTX

Leader High Quality Low Duration Bond Fund
(Formerly, Leader Floating Rate Fund)

Investor Class – LFVFX
Institutional Class – LFIFX

Semi - Annual Report
November 30, 2019

1-800-711-9164
www.leadercapital.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.leadercapital.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Leader Short Duration Bond Fund
Investment Highlights (Unaudited)
November 30, 2019

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade debt securities and non-investment grade (also known as “junk bonds”) debt securities, both domestic and foreign, including emerging markets. The Fund’s investment advisor, Leader Capital Corporation (the “Advisor”), utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund’s sector breakdown as of November 30, 2019 is listed below which may differ from the Portfolio of Investments which is listed by industry subgroup.

The Fund’s performance figures* for each of the periods ended November 30, 2019, compared to its benchmark:

		Returns greater than 1 year are annualized
					Date of Inception
	6 Months	1 Year	5 Year	10 Year	July 14, 2005	October 31, 2008	March 21, 2012	August 8, 2012
Leader Short Duration Bond Fund - Investor Class	(2.38)%	(1.28)%	(0.37)%	1.28%	2.12%	N/A	N/A	N/A
Leader Short Duration Bond Fund - Institutional Class	(2.12)%	(0.67)%	0.21%	2.12%	N/A	3.36%	N/A	N/A
Leader Short Duration Bond Fund- Class A	(2.38)%	(1.28)%	(0.47)%	N/A	N/A	N/A	1.12%	N/A
Leader Short Duration Bond Fund - Class A with Load **	(3.89)%	(2.80)%	(0.77)%	N/A	N/A	N/A	0.91%	N/A
Leader Short Duration Bond Fund - Class C	(2.63)%	(1.77)%	(0.80)%	N/A	N/A	N/A	N/A	0.61%
Merrill Lynch 1-3 Year U.S. Corporate /Government Bond Index ***	1.64%	4.61%	1.59%	1.49%	2.51%	1.97%	1.41%	1.40%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 1.66%, 1.16%, 1.65% and 2.16% for Investor Class, Institutional Class, Class A and Class C shares, respectively, per the Fund’s prospectus dated October 1, 2019. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Class A with load total return is calculated using the maximum sales charge 3.50%. Effective May 21, 2015 the maximum sales charge was revised from 3.50% to 1.50%.

***	Merrill Lynch 1-3 Year U.S. Corporate /Government Bond Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. One cannot invest directly in an index. Sector allocations are subject to change.

Leader Short Duration Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2019

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 37.7%
	BANKS - 2.2%
1,500,000	VTB Bank PJSC Via VTB Eurasia DAC (a)	H15T10Y + 8.07%	9.5000	Perpetual	1,653,599

	MISCELLANEOUS MANUFACTURING - 3.5%
2,750,000	General Electric Co. (a)	3 Month LIBOR + 3.33%	5.0000	Perpetual	2,694,258

	OIL & GAS - 22.9%
1,000,000	Antero Resources Corp.		5.3750	11/1/2021	926,000
1,000,000	Antero Resources Corp.		5.1250	12/1/2022	815,000
1,000,000	Antero Resources Corp.		5.6250	6/1/2023	710,000
2,000,000	Antero Resources Corp.		5.0000	3/1/2025	1,300,000
500,000	Carrizo Oil & Gas, Inc.		6.2500	4/15/2023	482,495
1,500,000	CNX Resources Corp.		5.8750	4/15/2022	1,458,750
1,500,000	Oasis Petroleum, Inc.		6.8750	3/15/2022	1,405,313
2,000,000	Oasis Petroleum, Inc.		6.8750	1/15/2023	1,840,000
3,500,000	Oasis Petroleum, Inc. (b)		6.2500	5/1/2026	2,520,087
500,000	QEP Resources, Inc.		5.3750	10/1/2022	490,156
2,500,000	QEP Resources, Inc.		5.6250	3/1/2026	2,274,937
1,500,000	Range Resources Corp.		4.8750	5/15/2025	1,226,250
500,000	Southwestern Energy Co.		6.2000	1/23/2025	436,255
2,000,000	Southwestern Energy Co.		7.5000	4/1/2026	1,757,550
					17,642,793
	PHARMACEUTICALS - 6.6%
1,000,000	Teva Pharmaceutical Finance Co BV		2.9500	12/18/2022	952,500
260,000	Teva Pharmaceutical Finance Netherlands III BV		2.2000	7/21/2021	251,940
1,000,000	Teva Pharmaceutical Finance Netherlands III BV		2.8000	7/21/2023	905,000
1,000,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	4/15/2024	990,000
2,000,000	Teva Pharmaceutical Finance Netherlands III BV		6.7500	3/1/2028	1,969,450
					5,068,890
	SOFTWARE - 2.5%
2,000,000	Rackspace Hosting, Inc. (b)		8.6250	11/15/2024	1,940,000

	TOTAL BONDS & NOTES (Cost - $30,160,132)				28,999,540

	INTEREST ONLY U.S. AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 56.2%
171,435,939	Fannie Mae-Aces 2011-M1 X (c)		0.0129	6/25/2021	763,426
213,855,132	Fannie Mae-Aces 2011-M2 X (c)		0.0049	4/25/2021	1,127,752
143,721,968	Fannie Mae-Aces 2011-M4 X (c)		0.0001	6/25/2021	1,016,159
275,143,473	Fannie Mae-Aces 2011-M8 X (c)		0.0001	8/25/2021	1,622,917
263,898,447	Fannie Mae-Aces 2012-M1 X (c)		0.0001	10/25/2021	1,803,993
233,753,683	Fannie Mae-Aces 2018-M5 XP (c)		0.2000	9/25/2021	1,661,843
32,336	Government National Mortgage Association 2011-67 (c)		0.0001	4/16/2053	76
9,140,823	Government National Mortgage Association 2011-119 (c)		0.3557	8/16/2051	87,021
3,838,406	Government National Mortgage Association 2011-121 (a)	(1 Month LIBOR) + 6.10%	4.2092	3/16/2043	405,029
15,623,117	Government National Mortgage Association 2012-109 (c)		0.7263	10/16/2053	373,392
31,383,101	Government National Mortgage Association 2012-132 (c)		0.6897	6/16/2054	859,897
33,639,291	Government National Mortgage Association 2012-139 (c)		0.8362	2/16/2053	1,847,806
42,163,245	Government National Mortgage Association 2013-141 (c)		0.6140	6/16/2040	686,418
14,561,171	Government National Mortgage Association 2013-146 (c)		0.7897	11/16/2048	498,429
48,286,991	Government National Mortgage Association 2013-176 (c)		1.0232	3/16/2046	2,249,691
13,710,677	Government National Mortgage Association 2014-16 (c)		0.7256	6/16/2055	475,075
28,122,205	Government National Mortgage Association 2014-92		1.5000	6/16/2040	774,204
25,507,268	Government National Mortgage Association 2014-135 (c)		0.8082	1/16/2056	1,179,711
42,156,311	Government National Mortgage Association 2014-186		0.3000	12/16/2047	537,915
3,360,128	Government National Mortgage Association 2015-21 (c)		0.9267	7/16/2056	153,961
14,081,104	Government National Mortgage Association 2015-23 (c)		1.6510	10/16/2041	408,132
21,055,738	Government National Mortgage Association 2015-30 (c)		1.0188	7/16/2056	1,250,184
7,454,039	Government National Mortgage Association 2015-32 (c)		0.8373	9/16/2049	411,463
18,024,247	Government National Mortgage Association 2015-47 (c)		0.8381	10/16/2056	923,562
14,217,141	Government National Mortgage Association 2015-120 (c)		0.8583	3/16/2057	793,459
13,717,928	Government National Mortgage Association 2015-122 (c)		0.8667	5/16/2057	870,677
28,528,013	Government National Mortgage Association 2016-2 (c)		0.9091	4/16/2057	1,835,778
40,023,928	Government National Mortgage Association 2016-34 (c)		0.9839	1/16/2058	2,870,516
34,373,351	Government National Mortgage Association 2016-36 (c)		0.9408	8/16/2057	2,343,027
87,532	Government National Mortgage Association 2016-45 (c)		1.0031	2/16/2058	5,797
57,792,568	Government National Mortgage Association 2016-64 (c)		0.9620	12/16/2057	3,702,336
55,507,122	Government National Mortgage Association 2016-67 (c)		1.1672	7/16/2057	4,232,418
4,223,577	Government National Mortgage Association 2016-86 (c)		1.0539	3/16/2058	314,699
8,801,380	Government National Mortgage Association 2016-94 (c)		1.1664	12/16/2057	616,185
15,413,395	Government National Mortgage Association 2016-119 (c)		1.1219	4/16/2058	1,111,306
6,748,716	Government National Mortgage Association 2016-175 (c)		0.9201	9/16/2058	457,765
50,548,697	Government National Mortgage Association 2016-177 (c)		0.7802	1/16/2057	3,009,227
	INTEREST ONLY U.S. AGENCY COMMERCIAL MORTGAGE OBLIGATIONS (Cost - $45,973,466)				43,281,246

See accompanying notes to financial statements.

Leader Short Duration Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2019

Shares		Dividend Rate (%)	Maturity	Value ($)
	PREFERRED STOCKS - 1.3%
	AUCTION RATE PREFERRED STOCKS - 1.3%
27	Eaton Vance Senior Floating-Rate Trust Series C (d,e,f)	2.3280	Perpetual	621,000
18	Eaton Vance Senior Floating-Rate Trust Series D (d,e,f)	2.4050	Perpetual	414,000
	TOTAL PREFERRED STOCK - (Cost $1,125,000)			1,035,000

	SHORT - TERM INVESTMENTS - 3.5%
	MONEY MARKET FUND - 3.5%
2,717,194	Federated Treasury Obligations Fund - Institutional Class 1.53% (a) (Cost - $2,717,194)			2,717,194

	TOTAL INVESTMENTS - 98.7% (Cost - $79,975,792)			$76,032,980
	OTHER ASSETS LESS LIABILITIES - 1.3%			989,023
	NET ASSETS - 100.0%			$77,022,003

H15T1Y - US Treasury Yield Curve T-Note Constant Maturity 1 Year

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2019.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At November 30, 2019, these securities amounted to $4,460,087 or 5.8% of net assets.

(c)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate represents the rate at November 30, 2019.

(d)	The value of this security has been determined in good faith under the policies of the Board of Trustees.

(e)	The Advisor or Trustees have determined these securities to be illiquid. On November 30, 2019, these securities amounted to $1,035,000 or 1.3% of net assets.

(f)	Rate shown represents the dividend rate as of November 30, 2019.

See accompanying notes to financial statements.

Leader Total Return Fund
Investment Highlights (Unaudited)
November 30, 2019

The primary investment objective of the Fund is to seek income and capital appreciation to produce a high total return. The Fund expects to achieve its objectives by investing primarily in domestic and foreign fixed income securities of various maturities and credit qualities that are denominated in U.S. dollars or foreign currencies. The Fund’s Investment Advisor, Leader Capital Corporation (the “Advisor”) allocates Fund assets among various fixed income sectors, maturities and specific issues using an opportunistic approach by assessing risk and reward among fixed income peer groups. The Fund’s sector breakdown as of November 30, 2019 is listed below which may differ from the Portfolio of Investments which is listed by industry subgroup.

The Fund’s performance figures* for each of the periods ended November 30, 2019, compared to its benchmark:

		Returns greater than 1 year are annualized
				Date of Inception
	6 Months	1 Year	5 Year	July 30, 2010	March 21, 2012	August 8, 2012
Leader Total Return Fund - Investor Class	(1.67)%	1.85%	0.98%	3.41%	N/A	N/A
Leader Total Return Fund - Institutional Class	(1.43)%	2.36%	1.54%	4.01%	N/A	N/A
Leader Total Return Fund - Class A	(1.67)%	1.86%	0.96%	N/A	3.16%	N/A
Leader Total Return Fund - Class A with Load **	(3.12)%	0.32%	0.65%	N/A	2.96%	N/A
Leader Total Return Fund - Class C	(1.92)%	1.32%	0.48%	N/A	N/A	2.78%
Barclays US Intermediate Aggregate Index ***	2.64%	8.08%	2.52%	2.73%	2.46%	2.28%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 2.45%, 1.91%, 2.32% and 2.99% for Investor Class, Institutional Class, Class A and Class C shares, respectively, per the Fund’s prospectus dated October 1, 2019. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Class A with load total return is calculated using the maximum sales charge 3.50%. Effective May 21, 2015 the maximum sales charge was revised from 3.50% to 1.50%.

***	Barclays US Intermediate Aggregate Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. Investors may not invest directly in an index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2019

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 31.0%
	BANKS - 3.6%
625,000	SunTrust Banks, Inc. (a)	3 Month LIBOR + 3.10%	5.0500	Perpetual	638,450
500,000	VTB Bank PJSC Via VTB Eurasia DAC (a)	H15T10Y + 8.07%	9.5000	Perpetual	551,200
					1,189,650
	MISCELLANEOUS MANUFACTURING - 3.0%
1,000,000	General Electric Co. (a)	3 Month LIBOR + 3.33%	5.0000	Perpetual	979,730

	OIL & GAS - 14.4%
500,000	Antero Resources Corp.		5.3750	11/1/2021	463,000
500,000	Antero Resources Corp.		5.1250	12/1/2022	407,500
500,000	Antero Resources Corp.		5.6250	6/1/2023	355,000
500,000	CNX Resources Corp. (b)		7.2500	3/14/2027	416,262
1,000,000	Oasis Petroleum, Inc.		6.8750	1/15/2023	920,000
750,000	Oasis Petroleum, Inc.		6.8750	3/15/2022	702,656
500,000	Range Resources Corp.		4.8750	5/15/2025	408,750
250,000	SM Energy Co.		5.0000	1/15/2024	230,729
1,000,000	Southwestern Energy Co.		7.5000	4/1/2026	878,775
					4,782,672
	PHARMACEUTICALS - 10.0%
500,000	Teva Pharmaceutical Finance Co BV		2.9500	12/18/2022	476,250
500,000	Teva Pharmaceutical Finance Netherlands III BV		2.8000	7/21/2023	452,500
500,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/1/2026	411,262
1,000,000	Teva Pharmaceutical Finance Netherlands III BV		6.7500	3/1/2028	984,725
1,000,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	4/15/2024	990,000
					3,314,737

	TOTAL BONDS & NOTES (Cost - $10,279,295)				10,266,789

	INTEREST ONLY U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 52.7%
59,253,408	Fannie Mae-Aces 2011 - M1 X (c)		0.0129	6/25/2021	263,863
72,286,400	Fannie Mae-Aces 2011 - M2 X (c)		0.0049	4/25/2021	381,198
61,344,096	Fannie Mae-Aces 2011 - M4 X (c)		0.0001	6/25/2021	433,722
106,019,471	Fannie Mae-Aces 2011 - M8 X (c)		0.0001	8/25/2021	625,349
113,924,489	Fannie Mae-Aces 2012 - M1 X (c)		0.0001	10/25/2021	778,781
61,767,785	Fannie Mae-Aces 2018 - M5 XP (c)		0.2000	9/25/2021	439,130
19,378,283	Freddie Mac Multifamily Structured Pass Through Certificates K047 X1 (c)		0.1383	5/25/2025	147,953
6,226,102	Freddie Mac Multifamily Structured Pass Through Certificates K051 X1 (c)		0.5460	9/25/2025	170,595
21,007,030	Freddie Mac Multifamily Structured Pass Through Certificates K712 X3 (c)		1.3985	5/25/2040	43,800
13,789,922	Freddie Mac Multifamily Structured Pass Through Certificates KS03 X (c)		0.2933	8/25/2025	135,141
11,206	Government National Mortgage Association 2011-67 (c)		0.0001	4/16/2053	27
11,031,701	Government National Mortgage Association 2012-132 (c)		0.6897	6/16/2054	302,269
16,397,016	Government National Mortgage Association 2013-141 (c)		0.6140	6/16/2040	266,943
14,561,171	Government National Mortgage Association 2013-146 (c)		0.7897	11/16/2048	498,429
7,572,631	Government National Mortgage Association 2013-163 (c)		1.2387	2/16/2046	392,916
20,783,380	Government National Mortgage Association 2013-176 (c)		1.0232	3/16/2046	968,298
13,518,727	Government National Mortgage Association 2014-16 (c)		0.7256	6/16/2055	468,424
9,709,647	Government National Mortgage Association 2014-92		1.5000	6/16/2040	267,307
20,805,276	Government National Mortgage Association 2014-135 (c)		0.8082	1/16/2056	962244
15,872,400	Government National Mortgage Association 2014-164		0.2500	8/16/2043	70,394
21,078,156	Government National Mortgage Association 2014-186		0.3000	12/16/2047	268,957
6,969,701	Government National Mortgage Association 2015-23 (c)		1.6510	10/16/2041	202,012
3,727,020	Government National Mortgage Association 2015-32 (c)		0.8373	9/16/2049	205,731
9,012,124	Government National Mortgage Association 2015-47 (c)		0.8381	10/16/2056	461,781
7,108,384	Government National Mortgage Association 2015-120 (c)		0.8583	3/16/2057	396,719
15,469,224	Government National Mortgage Association 2016-2 (c)		0.9091	4/16/2057	995,445
7,917,174	Government National Mortgage Association 2016-34 (c)		0.9839	1/16/2058	567,820
8,599,628	Government National Mortgage Association 2016-36 (c)		0.9408	8/16/2057	586,186
29,177	Government National Mortgage Association 2016-45 (c)		1.0031	2/16/2058	1,932
15,320	Government National Mortgage Association 2016-64 (c)		0.9620	12/16/2057	981
4,929,481	Government National Mortgage Association 2016-65 (c)		0.9978	1/16/2058	326,381
15,031,243	Government National Mortgage Association 2016-67 (c)		1.1672	7/16/2057	1,146,132
3,412,650	Government National Mortgage Association 2016-86 (c)		1.0539	3/16/2058	254,277
4,400,689	Government National Mortgage Association 2016-94 (c)		1.1664	12/16/2057	308,092
6,470,270	Government National Mortgage Association 2016-106 (c)		1.0305	9/16/2058	485,464
5,994,098	Government National Mortgage Association 2016-119 (c)		1.1219	4/16/2058	432,174
11,766,504	Government National Mortgage Association 2016-133 (c)		1.0617	12/16/2057	843,419
6,813,017	Government National Mortgage Association 2016-166 (c)		1.0877	4/16/2058	539,985
6,748,716	Government National Mortgage Association 2016-175 (c)		0.9201	9/16/2058	457,765
22,976,681	Government National Mortgage Association 2016-177 (c)		0.7802	1/16/2057	1,367,831
	INTEREST ONLY U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS (Cost - $18,067,946)				17,465,867

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	U.S. GOVERNMENT OBLIGATIONS - 6.1%
	U.S. TREASURY OBLIGATIONS - 6.1%
2,000,000	United States Treasury Bond (Cost - $1,974,030)	2.2500	8/15/2049	2,019,648

Shares		Dividend Rate (%)
	PREFERRED STOCK - 2.5%
	ELECTRIC - 1.2%
4,000	DTE Energy Co.	6.2500	11/1/2022	199,600
4,000	NextEra Energy, Inc.	4.8720	9/1/2022	198,600
				398,200
	HEALTHCARE - 0.6%
3,000	Becton Dickinson and Co.	6.1250	5/1/2020	186,780

	REIT - 0.7%
200	Crown Castle International Corp.	6.8750	8/1/2020	241,442

	TOTAL PREFERRED STOCK (Cost - $819,750)			826,422

	SHORT-TERM INVESTMENTS - 9.0%
	MONEY MARKET FUND - 9.0%
2,979,285	Federated Treasury Obligations Fund - Institutional Class 1.53% (a) (Cost - $2,979,285)			2,979,285

	TOTAL INVESTMENTS - 101.3% (Cost - $34,120,306)			$33,558,011
	LIABILITIES LESS OTHER ASSETS - (1.3)%			(415,730)
	NET ASSETS - 100.0%			$33,142,281

H15T1Y - US Treasury Yield Curve T-Note Constant Maturity 1 Year

Perpetual - Perpetual stocks and bonds are fixed income instruments without defined maturity dates

(a)	Variable rate security; the rate shown represents the rate at November 30, 2019.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. On November 30, 2019, these securities amounted to $416,262 or 1.3% of net assets.

(c)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate at November 30, 2019.

See accompanying notes to financial statements.

Leader High Quality Low Duration Bond Fund ( Formerly, Leader Floating Rate Bond)
Investment Highlights (Unaudited)
November 30, 2019

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing primarily in floating rate debt securities. The Fund’s investment advisor, Leader Capital Corporation, invests in floating rate debt securities with an interest rate that resets quarterly based on the London Interbank Offered Rate (“LIBOR”). The Fund allocates assets across floating rate debt security types without restriction. The Fund’s sector breakdown as of November 30, 2019 is listed below which may differ from the Portfolio of Investments which is listed by industry subgroup.

The Fund’s performance figures* for each of the periods ended November 30, 2019, compared to its benchmark:

	Returns greater than 1 year are annualized
			Date of Inception
	6 Months	1 Year	December 30, 2016
Leader High Qaulity Low Duration Bond Fund - Investor Class	0.86%	2.39%	2.30%
Leader High Qaulity Low Duration Bond Fund - Institutional Class	1.12%	2.93%	2.75%
S&P/LSTA Leveraged Loan Total Return Index**	1.37%	10.65%	3.70%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 1.35% and 0.96% for Investor Class and Institutional Class, respectively, per the Fund’s prospectus dated October 1, 2019. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	The S&P/LSTA Leveraged Loan Total Return Index is a market value weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments. Investors may not invest directly in an index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Leader High Quality Short Duration Bond Fund (Formerly, Leader Floating Rate Fund)
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2019

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 71.2%
	ASSET BACKED SECURITIES - 71.2%
86,994	Allegro CLO I Ltd. 2013-1A A1R (a,b)	3 Month LIBOR + 1.22%	3.1555	1/30/2026	87,042
3,406,246	Allegro CLO I Ltd. 2015-1A AR (a,b)	3 Month LIBOR + 0.84%	2.7796	7/25/2027	3,399,636
5,000,000	ALM V Ltd. 2012-5A A1R3 (a,b)	3 Month LIBOR + 0.91%	2.9132	10/18/2027	5,002,128
1,000,000	ALM VII Ltd. 2012-7A A1R (a,b)	3 Month LIBOR + 1.17%	3.1709	7/15/2029	999,467
2,750,000	ALM VIII Ltd. 2013-8A A1R (a,b)	3 Month LIBOR + 1.49%	3.4909	10/15/2028	2,751,537
3,309,468	ALM XII Ltd. 2015-12A A1R2 (a,b)	3 Month LIBOR + 0.89%	2.8909	4/16/2027	3,307,330
3,000,000	ALM XII Ltd. 2015-12A A2A2 (a,b)	3 Month LIBOR + 1.35%	3.3509	4/16/2027	2,984,788
2,000,000	ALM XII Ltd. 2015-12A A2B2 (a,b)	3 Month LIBOR + 1.35%	3.3509	4/16/2027	1,989,859
5,000,000	ALM XVI Ltd. 2015-16A AA2R (a,b)	3 Month LIBOR + 0.90%	2.9009	7/15/2027	4,990,073
3,530,000	ALM XVII Ltd. 2015-17A A2R (a,b)	3 Month LIBOR + 0.93%	2.9309	1/15/2028	3,522,260
1,000,000	Apidos CLO XXII 2015-22A A1 (a,b)	3 Month LIBOR + 1.50%	3.4659	10/20/2027	1,000,093
1,950,000	Ares XXIX CLO Ltd. 2014-1A BR (a,b)	3 Month LIBOR + 2.30%	4.3021	4/17/2026	1,953,085
2,750,000	ARES XXXIV CLO Ltd. 2015-2A BR (a,b)	3 Month LIBOR + 1.50%	3.4281	7/29/2026	2,747,215
3,500,000	Atrium XII 12A AR (a,b)	3 Month LIBOR + 0.83%	2.7833	4/22/2027	3,489,706
3,643,996	Avery Point V CLO Ltd. 2014-5A AR (a,b)	3 Month LIBOR + 0.98%	2.9821	7/17/2026	3,643,918
5,200,000	Babson CLO Ltd. 2014-IA BR (a,b)	3 Month LIBOR + 2.20%	4.1659	7/20/2025	5,238,115
250,000	Babson CLO Ltd. 2015-IIA B2R (a,b)	3 Month LIBOR + 1.59%	3.5559	10/20/2030	246,621
3,842,981	Benefit Street Partners CLO VII Ltd. 2015-VIIA A1AR (a,b)	3 Month LIBOR + 0.78%	2.7833	7/18/2027	3,839,826
5,020,000	BlueMountain CLO Ltd. 2012-2A A2R (a,b)	3 Month LIBOR + 1.05%	2.9485	11/20/2028	5,016,930
1,215,099	BlueMountain CLO Ltd. 2015-1A A1R (a,b)	3 Month LIBOR + 1.33%	3.3309	4/13/2027	1,217,348
2,645,000	BlueMountain CLO Ltd. 2015-2A A1R (a,b)	3 Month LIBOR + 0.93%	2.9333	7/18/2027	2,637,396
582,064	California Street CLO XII Ltd. 2013-12A AR (a,b)	3 Month LIBOR + 1.03%	3.0309	10/15/2025	582,046
875,553	CIFC Funding Ltd. 2015-2A AR (a,b)	3 Month LIBOR + 0.78%	2.7809	4/15/2027	873,797
3,900,000	CIFC Funding Ltd. 2015-5A A1R (a,b)	3 Month LIBOR + 0.86%	2.7996	10/25/2027	3,892,115
1,000,000	CIFC Funding Ltd. 2017-1A A (a,b)	3 Month LIBOR +1.36%	3.3259	4/23/2029	1,001,317
2,000,000	Dorchester Park CLO DAC 2015-1A AR (a,b)	3 Month LIBOR + 0.90%	2.8659	4/20/2028	1,995,750
1,000,000	Dryden 33 Senior Loan Fund 2014-33A BR (a,b)	3 Month LIBOR + 1.75%	3.7509	4/15/2029	1,000,835
3,410,000	Dryden XXV Senior Loan Fund 2012-25A ARR (a,b)	3 Month LIBOR + 0.90%	2.8861	10/15/2027	3,405,085
2,500,000	Dryden XXVI Senior Loan Fund 2013-26A AR (a,b)	3 Month LIBOR + 0.90%	2.9009	4/15/2029	2,495,625
1,750,000	Emerson Park CLO Ltd. 2013-1A C1R (a,b)	3 Month LIBOR + 2.15%	4.1509	7/15/2025	1,756,721
3,457,945	Flatiron CLO Ltd. 2015-1A AR (a,b)	3 Month LIBOR + 0.89%	2.8909	4/15/2027	3,457,006
22,500	Highbridge Loan Management Ltd. 7A-2015 (a,b)	3 Month LIBOR + 0.65%	2.5405	2/5/2031	22,506
914,753	Jamestown CLO V Ltd. 2014-5A AR (a,b)	3 Month LIBOR + 1.22%	3.2221	1/17/2027	914,861
1,920,000	LCM XX Ltd. 20A AR (a,b)	3 Month LIBOR + 1.04%	3.0059	10/20/2027	1,910,513
2,200,000	LCM XXIII Ltd. 23A A1 (a,b)	3 Month LIBOR + 1.40%	3.3659	10/20/2029	2,204,618
179,934	Madison Park Funding XII Ltd. 2014-12A AR (a,b)	3 Month LIBOR + 1.26%	3.2259	7/20/2026	180,106
2,020,000	Madison Park Funding XII Ltd. 2014 12A CR (a,b)	3 Month LIBOR + 2.35%	4.3159	7/20/2026	2,021,394
3,620,000	Madison Park Funding XV Ltd. 2014-15A A2R (a,b)	3 Month LIBOR + 1.50%	3.4356	1/27/2026	3,606,697
890,000	Neuberger Berman CLO XIV Ltd. 2013-14A AR (a,b)	3 Month LIBOR + 1.25%	3.1856	1/28/2030	889,945
4,000,000	Neuberger Berman CLO XIX Ltd. 2015-19A A1R2 (a,b)	3 Month LIBOR + 0.80%	2.8009	7/15/2027	3,996,131
724,000	Neuberger Berman CLO XVI-S 2017-16SA A (a,b)	3 Month LIBOR + 0.85%	2.8509	1/15/2028	722,585
1,750,000	Oaktree CLO Ltd. 2015-1A A1R (a,b)	3 Month LIBOR + 0.87%	2.8359	10/20/2027	1,744,899
1,450,000	OCP CLO Ltd. 2015-10A A1R (a,b)	3 Month LIBOR + 0.82%	2.7556	10/26/2027	1,448,939
1,451,265	OCP CLO Ltd. 2015-8A A1R (a,b)	3 Month LIBOR + 0.85%	2.8521	4/17/2027	1,449,642
750,000	Octagon Investment Partners XIX Ltd. 2014-1A CR (a,b)	3 Month LIBOR + 210%	4.1009	4/15/2026	750,382
2,500,000	Octagon Investment Partners XXI Ltd. 2014-1A XRR (a,b)	3 Month LIBOR + 0.75%	2.6593	2/14/2031	2,500,197
2,256,000	Octagon Investment Partners XXIII Ltd. 2015-1A A1R (a,b)	3 Month LIBOR + 0.85%	2.8509	7/15/2027	2,250,737
1,000,000	OHA Loan Funding Ltd. 2015-1A AR (a,b)	3 Month LIBOR + 1.41%	3.3199	8/15/2029	1,001,153
250,000	Palmer Square CLO Ltd. 2018-3A A2 (a,b)	3 Month LIBOR + 1.35%	3.2599	8/15/2026	247,824
1,390,000	Palmer Square Loan Funding Ltd. 2017-1A A2 (a,b)	3 Month LIBOR + 1.30%	3.3009	10/15/2025	1,383,968
2,887,531	Palmer Square Loan Funding Ltd. 2018-4A A1 (a,b)	3 Month LIBOR + 0.90%	2.8099	11/15/2026	2,880,989
2,100,000	Palmer Square Loan Funding Ltd. 2018-4A A2 (a,b)	3 Month LIBOR + 145%	3.3599	11/15/2026	2,087,244
890,528	Palmer Square Loan Funding Ltd. 2019-2A A1 (a,b)	3 Month LIBOR + 0.97%	2.9359	4/20/2027	890,611
2,780,000	Race Point VIII CLO Ltd. 2013-8A AR (a,b)	3 Month LIBOR + 1.34%	3.2385	2/20/2030	2,781,814
2,000,000	Recette CLO Ltd. 2015-1A BR (a,b)	3 Month LIBOR + 1.30%	3.2659	10/20/2027	1,996,259
1,725,000	Seneca Park CLO Ltd. 2014-1A CR (a,b)	3 Month LIBOR + 2.15%	4.1521	7/17/2026	1,736,553
1,722,665	THL Credit Wind River Clo Ltd. 2012-1A AR2 (a,b)	3 Month LIBOR + 0.88%	2.8809	1/15/2026	1,723,559
2,000,000	THL Credit Wind River Clo Ltd. 2012-1A BR2 (a,b)	3 Month LIBOR + 1.45%	3.4509	1/15/2026	1,993,452
300,000	THL Credit Wind River Clo Ltd. 2015-2A A1R (a,b)	3 Month LIBOR + 0.87%	2.8561	10/15/2027	299,986
2,000,000	THL Credit Wind River Clo Ltd. 2015-2A A2R (a,b)	3 Month LIBOR + 0.87%	2.8561	10/15/2027	1,997,146
2,207,000	Treman Park CLO Ltd. 2015-1A APR (a,b)	3 Month LIBOR + 1.07%	3.0359	10/20/2028	2,205,454
752,500	Voya CLO Ltd. 2015-1A A2R (a,b)	3 Month LIBOR + 1.25%	3.2533	1/18/2029	741,744
5,000,000	Voya CLO Ltd. 2015-2A AR (a,b)	3 Month LIBOR + 0.97%	2.9040	7/23/2027	5,001,684
455,500	West CLO Ltd. 2014-1A A1AR (a,b)	3 Month LIBOR + 0.87%	2.8709	1/16/2027	454,851
	TOTAL ASSET BACKED SECURITIES (Cost - $136,666,383)				136,563,113

See accompanying notes to financial statements.

Leader High Quality Short Duration Bond Fund (Formerly, Leader Floating Rate Fund)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2019

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
		COMMERCIAL MORTGAGE OBLIGATION - 12.4%
	INTEREST ONLY U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 12.4%
133,365,010		Fannie Mae Aces 2001-M3 X (c)	0.0016	7/25/2021	208,383
45,001,108		Freddie Mac Multifamily Structured Pass Through Certificates K013 (c)	0.5034	1/25/2021	235,131
54,695,044		Government National Mortgage Association 2012-53 (c)	0.9217	3/16/2047	2,029,699
23,200,389		Government National Mortgage Association 2013-63 (c)	0.7940	9/16/2051	1,041,299
38,723,491		Government National Mortgage Association 2016-36 (c)	0.9408	8/16/2057	2,639,550
67,522,010		Government National Mortgage Association 2016-67 (c)	1.1672	7/16/2057	5,148,553
13,576,735		Government National Mortgage Association 2016-133 (c)	1.0617	12/16/2057	973,176
53,389,685		Government National Mortgage Association 2016-166 (c)	1.0877	4/16/2058	4,231,550
87,311,386		Government National Mortgage Association 2016-177 (c)	0.7802	1/16/2057	5,197,756
26,729,367		Government National Mortgage Association 2019-7 (c)	0.7879	1/16/2061	2,171,761
					23,876,858
		U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 0.0%
17,900	Freddie Mac Multifamily Structured Pass Through Certificates K018 (a)	1 Month LIBOR + 0.52%	2.3049	5/25/2026	17,913

		TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost - $24,498,687)			23,894,771

Shares
	SHORT-TERM INVESTMENT - 15.7%
	MONEY MARKET FUND - 15.7%
30,130,009	Federated Treasury Obligations Fund - Institutional Class 1.98% (Cost - $30,130,009) (a)	30,130,009

	TOTAL INVESTMENTS - 99.3% (Cost - $191,295,079)	$190,587,893
	OTHER ASSETS LESS LIABILITIES - (0.7)%	1,361,509
	NET ASSETS - 100.0%	$191,949,402

CLO - Collateralized Loan Obligation

(a)	Variable rate security; the rate shown represents the rate at November 30, 2019.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. On November 30, 2019, these securities amounted to $136,563,113 or 71.2% of net assets.

(c)	Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2019

	Leader Short Duration	Leader Total Return	Leader High Quality Low
	Bond Fund	Fund	Duration Bond Fund
ASSETS
Investments at cost:	$79,975,792	$34,120,306	$191,295,079
Investments at value:	76,032,980	33,558,011	190,587,893
Cash held at broker	55	—	—
Receivable for securities sold	—	—	4,185
Receivable for Fund shares sold	5	27,905	132,086
Dividends and interest receivable	1,053,015	456,165	1,719,499
Prepaid expenses and other assets	77,443	66,025	117,797
TOTAL ASSETS	77,163,498	34,108,106	192,561,460

LIABILITIES
Payable for investments purchased	—	639,063	—
Dividends payable	—	—	50,820
Payable for Fund shares redeemed	706	252,378	436,317
Investment advisory fees payable	51,724	24,698	62,875
Payable to related parties	35,390	28,624	37,741
Distribution (12b-1) fees payable	51,641	16,848	23,768
Accrued expenses and other liabilities	2,034	4,214	537
TOTAL LIABILITIES	141,495	965,825	612,058
NET ASSETS	$77,022,003	$33,142,281	$191,949,402

Net Assets Consist Of:
Paid in capital	$158,902,042	$66,409,899	$191,703,510
Accumulated earnings (loss)	(81,880,039)	(33,267,618)	245,892
NET ASSETS	$77,022,003	$33,142,281	$191,949,402

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$36,140,397	$9,006,445	$40,960,806
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	4,211,418	923,488	4,078,130
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.58	$9.75	$10.04
Institutional Class Shares:
Net Assets	$31,744,093	$14,850,951	$150,988,596
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,666,220	1,527,890	15,020,560
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.66	$9.72	$10.05
Class A Shares:
Net Assets	$6,418,151	$8,622,899	N/A
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	749,606	887,335	N/A
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$8.56	$9.72	N/A
Offering price per share (net asset value plus maximum sales charge of 1.50%)	$8.69	$9.87	N/A
Class C Shares:
Net Assets	$2,719,362	$661,986	N/A
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	317,130	67,602	N/A
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (1)	$8.57	$9.79	N/A

(1)	Class C shares are subject to a 1.00% CDSC on shares redeemed within the first 12 months of purchase.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2019

	Leader Short Duration	Leader Total Return	Leader High Quality Low
	Bond Fund	Fund	Duration Bond Fund
INVESTMENT INCOME
Interest	$2,615,703	$985,123	$3,453,932
Dividends	20,169	11,143	—
TOTAL INVESTMENT INCOME:	2,635,872	996,266	3,453,932

EXPENSES
Investment advisory fees	351,023	137,323	618,288
Distribution (12b-1) fees:
Investor Class	103,152	24,596	66,530
Class A	15,944	25,825	—
Class C	17,298	3,875	—
Administrative services fees	55,889	30,569	114,425
Professional fees	35,914	34,527	31,113
Registration fees	40,035	29,189	29,577
Third party administrative servicing fees	32,266	8,915	54,399
Transfer agent fees	37,242	28,439	25,449
Accounting services fees	20,567	23,094	24,564
Trustees’ fees and expenses	20,137	20,137	20,137
Printing expenses	17,771	6,880	27,280
Chief compliance officer fees	10,747	7,512	15,401
Insurance expense	5,476	1,457	7,772
Custody	4,077	1,462	6,616
Other expenses	50	1,193	6,740
TOTAL EXPENSES	767,588	384,993	1,048,291

Less: Fees waived by Advisor	—	—	(30,356)
Less: Expense voluntarily waived by the Advisor	—	—	(184,189)
NET EXPENSES	767,588	384,993	833,746

NET INVESTMENT INCOME	1,868,284	611,273	2,620,186

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY AND SECURITIES SOLD SHORT
Net realized gain (loss) from:
Investments	(1,844,698)	(662,451)	724,550
Foreign currency transactions	(426,452)	—	—
Net realized gain (loss)	(2,271,150)	(662,451)	724,550

Net change in unrealized appreciation (depreciation) on:
Investments	(2,083,936)	(531,666)	(945,679)
Foreign currency transactions	422,802	—	—
Net change in unrealized appreciation (depreciation)	(1,661,134)	(531,666)	(945,679)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(3,932,284)	(1,194,117)	(221,129)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,064,000)	$(582,844)	$2,399,057

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Leader		Leader		Leader
	Short Duration Bond Fund		Total Return Fund		High Quality Low Duration Bond Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019
	(Unaudited)		(Unaudited)		(Unaudited)
FROM OPERATIONS
Net Investment income	$1,868,284	$3,057,257	$611,273	$591,408	$2,620,186	$4,044,754
Net realized gain (loss) from investments and foreign currency transactions	(2,271,150)	2,497,001	(662,451)	1,345,390	724,550	267,469
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(1,661,134)	(2,555,080)	(531,666)	(204,345)	(945,679)	271,820
Net increase (decrease) in net assets resulting from operations	(2,064,000)	2,999,178	(582,844)	1,732,453	2,399,057	4,584,043

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Investor Class	(704,505)	(1,070,411)	(152,981)	(208,967)	(2,218,378)	(497,317)
Institutional Class	(824,551)	(1,394,047)	(281,573)	(292,669)	(428,496)	(3,558,651)
Class A	(118,562)	(152,464)	(162,555)	(87,481)	—	—
Class C	(46,745)	(65,099)	(9,918)	(21,687)	—	—
Net decrease in net assets from distributions to shareholders	(1,694,363)	(2,682,021)	(607,027)	(610,804)	(2,646,874)	(4,055,968)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	1,105,719	4,562,677	1,431,323	6,809,022	23,304,061	26,662,379
Institutional Class	2,255,559	15,149,384	5,148,831	10,028,436	106,404,673	234,050,617
Class A	268,535	684,004	660,342	11,097,370	—	—
Class C	41,000	384,282	—	26,000	—	—
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	584,179	876,892	117,626	149,981	297,986	309,857
Institutional Class	726,778	1,268,098	244,716	251,967	2,025,115	3,199,006
Class A	88,988	114,839	159,260	84,219	—	—
Class C	31,649	46,793	9,294	20,816	—	—
Redemption fee proceeds:
Investor Class	—	436	—	—	—	—
Payments for shares redeemed:
Investor Class	(7,375,609)	(16,961,919)	(3,190,044)	(4,438,505)	(11,293,699)	(11,952,199)
Institutional Class	(15,550,141)	(29,761,492)	(4,169,299)	(5,410,083)	(118,285,753)	(132,354,634)
Class A	(498,112)	(748,234)	(3,402,521)	(889,513)	—	—
Class C	(586,524)	(990,972)	(194,208)	(465,457)	—	—
Net increase (decrease) in net assets from shares of beneficial interest	(18,907,979)	(25,375,212)	(3,184,680)	17,264,253	2,452,383	119,915,026

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,666,342)	(25,058,055)	(4,374,551)	18,385,902	2,204,566	120,443,101
NET ASSETS
Beginning of Year/Period	99,688,345	124,746,400	37,516,832	19,130,930	189,744,836	69,301,735
End of Year/Period	$77,022,003	$99,688,345	$33,142,281	$37,516,832	$191,949,402	$189,744,836

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader		Leader		Leader
	Short Duration Bond Fund		Total Return Fund		High Quality Low Duration Bond Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019	November 30, 2019	May 31, 2019
SHARE ACTIVITY	(Unaudited)		(Unaudited)		(Unaudited)
Investor Class:
Shares Sold	124,406	512,528	142,762	693,403	2,318,678	2,657,347
Shares Reinvested	66,264	98,471	11,818	15,324	29,654	30,878
Shares Redeemed	(843,234)	(1,903,723)	(318,680)	(454,264)	(1,123,667)	(1,191,749)
Net increase (decrease) in shares of beneficial interest outstanding	(652,564)	(1,292,724)	(164,100)	254,463	1,224,665	1,496,476

Institutional Class:
Shares Sold	253,959	1,689,227	516,531	1,022,436	10,573,513	23,322,220
Shares Reinvested	81,659	141,262	24,694	25,808	201,344	318,601
Shares Redeemed	(1,768,719)	(3,319,451)	(423,748)	(551,238)	(11,753,692)	(13,185,810)
Net increase (decrease) in shares of beneficial interest outstanding	(1,433,101)	(1,488,962)	117,477	497,006	(978,835)	10,455,011

Class A:
Shares Sold	30,202	76,876	66,224	1,131,908	N/A	N/A
Shares Reinvested	10,121	12,922	16,044	8,603	N/A	N/A
Shares Redeemed	(57,721)	(84,317)	(343,401)	(90,465)	N/A	N/A
Net increase (decrease) in shares of beneficial interest outstanding	(17,398)	5,481	(261,133)	1,050,046	N/A	N/A

Class C:
Shares Sold	4,693	43,283	—	2,653	N/A	N/A
Shares Reinvested	3,592	5,255	929	2,123	N/A	N/A
Shares Redeemed	(67,459)	(111,311)	(19,417)	(47,380)	N/A	N/A
Net decrease in shares of beneficial interest outstanding	(59,174)	(62,773)	(18,488)	(42,604)	N/A	N/A

See accompanying notes to financial statements.

Leader Short Duration Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2019		2019		2018		2017		2016	2015
	(Unaudited)
Net asset value, beginning of year/period	$8.94		$8.91		$8.98		$9.05		$9.79	$10.10
From investment operations:
Net investment income (1)	0.17		0.22		0.24	(9)	0.20		0.19	0.24
Net realized and unrealized gain (loss) on investments	(0.36)		0.01	(8)	(0.06	) (9)	(0.08)		(0.74)	(0.23)
Total from investment operations	(0.19)		0.23		0.18		0.12		(0.55)	0.01
Paid-in-capital from redemption fees	—		0.00	(7)	—		—		—	—
Less distributions from:
Net investment income	(0.17)		(0.20)		(0.25)		(0.17)		(0.15)	(0.24)
Net realized gains	—		—		—		—		—	(0.08)
Return of capital	—		—		—		(0.02)		(0.04)	—
Total distributions	(0.17)		(0.20)		(0.25)		(0.19)		(0.19)	(0.32)
Net asset value, end of year/period	$8.58		$8.94		$8.91		$8.98		$9.05	$9.79
Total return (2)	(2.20	)% (6,10)	2.58	% (6)	1.99	% (6)	1.34	% (3)	(5.60)%	0.11%
Net assets, end of year/period (000s)	$36,140		$43,489		$54,874		$89,743		$193,008	$335,258
Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (4)	1.85	% (11)	1.81%		1.65%		1.54%		1.41%	1.43%
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.85	% (11)	1.79%		1.62%		1.54%		1.41%	1.43%
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	1.85	% (11)	1.66%		1.54%		1.48%		1.41%	1.43%
Ratio of net investment income to average net assets (4,5)	3.79	% (11)	2.48%		2.68	% (9)	2.16%		2.08%	2.38%
Portfolio Turnover Rate	491.80	% (10)	496.37%		325.30%		143.80%		106.98%	71.38%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions.

(3)	Total Return would have been 1.22% if the reimbursement of trade errors had not been made by the Advisor.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Less than $0.01 per share.

(8)	The amount of net realized and unrealized gain (loss) on investment per share does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(9)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated. See Note 10.

(10)	Not Annualized.

(11)	Annualized.

See accompanying notes to financial statements.

Leader Short Duration Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2019		2019		2018		2017		2016	2015
	(Unaudited)
Net asset value, beginning of year/period	$9.02		$8.98		$9.05		$9.12		$9.86	$10.17
From investment operations:
Net investment income (1)	0.19		0.27		0.28	(8)	0.24		0.25	0.29
Net realized and unrealized gain (loss) on investments	(0.36)		0.01	(7)	(0.05	) (8)	(0.08)		(0.75)	(0.23)
Total from investment operations	(0.17)		0.28		0.23		0.16		(0.50)	0.06
Less distributions from:
Net investment income	(0.19)		(0.24)		(0.30)		(0.21)		(0.18)	(0.29)
Net realized gains	—		—		—		—		—	(0.08)
Return of capital	—		—		—		(0.02)		(0.06)	—
Total distributions	(0.19)		(0.24)		(0.30)		(0.23)		(0.24)	(0.37)
Net asset value, end of year/period	$8.66		$9.02		$8.98		$9.05		$9.12	$9.86
Total return (2)	(1.89	)% (6,9)	3.11	% (6)	2.54	% (6)	1.79	% (3)	(5.08)%	0.62%
Net assets, end of year/period (000s)	$31,744		$45,994		$59,181		$106,392		$245,710	$504,366
Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (4)	1.35	% (10)	1.30%		1.15%		1.04%		0.91%	0.93%
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.35	% (10)	1.29%		1.12%		1.04%		0.91%	0.93%
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	1.35	% (10)	1.16%		1.04%		0.99%		0.91%	0.93%
Ratio of net investment income to average net assets (4,5)	4.27	% (10)	3.04%		3.16	% (8)	2.65%		2.68%	2.89%
Portfolio Turnover Rate	491.80	% (9)	496.37%		325.30%		143.80%		106.98%	71.38%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	Total Return would have been 1.66% if the reimbursement of trade errors had not been made by the Advisor.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	The amount of net realized and unrealized gain (loss) on investment per share does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(8)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated.

(9)	Not Annualized.

(10)	Annualized.

See accompanying notes to financial statements.

Leader Short Duration Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Class A
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2019		2019		2018		2017		2016	2015
	(Unaudited)
Net asset value, beginning of year/period	$8.92		$8.90		$8.96		$9.04		$9.77	$10.08
From investment operations:
Net investment income (1)	0.17		0.22		0.24	(9)	0.20		0.20	0.23
Net realized and unrealized gain (loss) on investments	(0.36)		0.00	(7,8)	(0.05	) (9)	(0.09)		(0.74)	(0.22)
Total from investment operations	(0.19)		0.22		0.19		0.11		(0.54)	0.01
Less distributions from:
Net investment income	(0.17)		(0.20)		(0.25)		(0.17)		(0.15)	(0.24)
Net realized gains	—		—		—		—		—	(0.08)
Return of capital	—		—		—		(0.02)		(0.04)	—
Total distributions	(0.17)		(0.20)		(0.25)		(0.19)		(0.19)	(0.32)
Net asset value, end of year/period	$8.56		$8.92		$8.90		$8.96		$9.04	$9.77
Total return (2)	(2.18	)% (6,10)	2.46	% (6)	2.11	% (6)	1.21	% (3)	(5.52)%	0.10%
Net assets, end of year/period (000s)	$6,417		$6,843		$6,776		$10,026		$23,619	$46,008
Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (4)	1.85	% (11)	1.81%		1.64%		1.54%		1.41%	1.43%
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.85	% (11)	1.80%		1.61%		1.54%		1.41%	1.43%
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	1.85	% (11)	1.66%		1.55%		1.48%		1.41%	1.43%
Ratio of net investment income to average net assets (4,5)	3.81	% (11)	2.52%		2.66	% (9)	2.16%		2.11%	2.38%
Portfolio Turnover Rate	491.80	% (10)	496.37%		325.30%		143.80%		106.98%	71.38%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any. Class A total return does not reflect the applicable sales load.

(3)	Total Return would have been 1.04% if the reimbursement of trade errors had not been made by the Advisor.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Less than $0.01 per share.

(8)	The amount of net realized and unrealized gain (loss) on investment per share does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(9)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated.

(10)	Not Annualized.

(11)	Annualized.

See accompanying notes to financial statements.

Leader Short Duration Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Class C
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2019		2019		2018		2017		2016	2015
	(Unaudited)
Net asset value, beginning of year/period	$8.93		$8.92		$8.99		$9.07		$9.81	$10.12
From investment operations:
Net investment income (1)	0.15		0.18		0.19	(7)	0.15		0.15	0.19
Net realized and unrealized gain (loss) on investments	(0.37)		(0.01)		(0.05	) (7)	(0.07)		(0.74)	(0.23)
Total from investment operations	(0.22)		0.17		0.14		0.08		(0.59)	(0.04)
Less distributions from:
Net investment income	(0.14)		(0.16)		(0.21)		(0.15)		(0.13)	(0.19)
Net realized gains	—		—		—		—		—	(0.08)
Return of capital	—		—		—		(0.01)		(0.02)	—
Total distributions	(0.14)		(0.16)		(0.21)		(0.16)		(0.15)	(0.27)
Net asset value, end of year/period	$8.57		$8.93		$8.92		$8.99		$9.07	$9.81
Total return (2)	(2.46	)% (6,8)	1.93	% (6)	1.56	% (6)	0.84	% (3)	(6.07)%	(0.39)%
Net assets, end of year/period (000s)	$2,719		$3,362		$3,915		$5,934		$12,488	$20,337
Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (4)	2.35	% (9)	2.31%		2.15%		2.04%		1.91%	1.93%
Ratio of net expenses to average net assets including dividend and interest expense (4)	2.35	% (9)	2.29%		2.11%		2.04%		1.91%	1.93%
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	2.35	% (9)	2.16%		2.05%		1.98%		1.91%	1.93%
Ratio of net investment income to average net assets (4,5)	3.29	% (9)	2.04%		2.11	% (7)	1.66%		1.56%	1.92%
Portfolio Turnover Rate	491.80	% (8)	496.37%		325.30%		143.80%		106.98%	71.38%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	Total Return would have been 0.71% if the reimbursement of trade errors had not been made by the Advisor.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated.

(8)	Not Annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2019		2019		2018		2017	2016	2015
	(Unaudited)
Net asset value, beginning of year/period	$10.07		$9.71		$9.60		$9.35	$10.74	$11.36
From investment operations:
Net investment income (1)	0.16		0.23		0.28	(8)	0.27	0.40	0.42
Net realized and unrealized gain (loss) on investments	(0.33)		0.37		0.11	(2,8)	0.24	(1.37)	(0.46)
Total from investment operations	(0.17)		0.60		0.39		0.51	(0.97)	(0.04)
Less distributions from:
Net investment income	(0.15)		(0.24)		(0.28)		(0.22)	(0.28)	(0.42)
Net realized gains	—		—		—		—	—	(0.16)
Return of capital	—		—		—		(0.04)	(0.14)	—
Total distributions	(0.15)		(0.24)		(0.28)		(0.26)	(0.42)	(0.58)
Net asset value, end of year/period	$9.75		$10.07		$9.71		$9.60	$9.35	$10.74
Total return (3)	(1.67	)% (7,10)	6.33	% (7)	4.08	% (7)	5.57%	(9.04)%	(0.30)%
Net assets, end of year/period (000s)	$9,006		$10,955		$8,091		$14,209	$20,087	$80,582
Ratio of net expenses to average net assets including dividend and interest expense (4)	2.30	% (9)	2.42%		2.28%		1.81%	1.54%	1.55	% (6)
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	2.30	% (9)	2.42%		2.20%		1.77%	1.54%	1.52	% (6)
Ratio of net investment income to average net assets (4,5)	3.12	% (9)	2.28%		2.93	% (8)	2.88%	4.00%	3.81	% (6)
Portfolio Turnover Rate	177.63	% (10)	397.79%		535.81%		175.53%	208.59%	173.78%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the year.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated.

(9)	Annualized.

(10)	Not annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2019		2019		2018		2017	2016	2015
	(Unaudited)
Net asset value, beginning of year/period	$10.04		$9.67		$9.56		$9.30	$10.69	$11.31
From investment operations:
Net investment income (1)	0.18		0.26		0.31	(8)	0.33	0.48	0.47
Net realized and unrealized gain (loss) on investments	(0.32)		0.39		0.12	(2,8)	0.24	(1.40)	(0.46)
Total from investment operations	(0.14)		0.65		0.43		0.57	(0.92)	0.01
Less distributions from:
Net investment income	(0.18)		(0.28)		(0.32)		(0.26)	(0.31)	(0.47)
Net realized gains	—		—		—		—	—	(0.16)
Return of capital	—		—		—		(0.05)	(0.16)	—
Total distributions	(0.18)		(0.28)		(0.32)		(0.31)	(0.47)	(0.63)
Net asset value, end of year/period	$9.72		$10.04		$9.67		$9.56	$9.30	$10.69
Total return (3)	(1.44	)% (7,10)	6.84	% (7)	4.56	% (7)	6.22%	(8.64)%	0.18%
Net assets, end of year/period (000s)	$14,851		$14,162		$8,831		$22,291	$42,043	$141,065
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.80	% (9)	1.88%		1.78%		1.31%	1.04%	1.05	% (6)
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	1.80	% (9)	1.88%		1.70%		1.27%	1.04%	1.02	% (6)
Ratio of net investment income to average net assets (4,5)	3.66	% (9)	2.62%		3.22	% (8)	3.47%	4.80%	4.35	% (6)
Portfolio Turnover Rate	177.63	% (10)	397.79%		535.81%		175.53%	208.59%	173.78%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost as an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated.

(9)	Annualized.

(10)	Not annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Class A
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2019		2019		2018		2017	2016	2015
	(Unaudited)
Net asset value, beginning of year/period	$10.04		$9.68		$9.59		$9.33	$10.72	$11.34
From investment operations:
Net investment income (1)	0.15		0.16		0.25	(8)	0.28	0.44	0.42
Net realized and unrealized gain (loss) on investments	(0.32)		0.44		0.12	(2,8)	0.24	(1.41)	(0.46)
Total from investment operations	(0.17)		0.60		0.37		0.52	(0.97)	(0.04)
Less distributions from:
Net investment income	(0.15)		(0.24)		(0.28)		(0.22)	(0.28)	(0.42)
Net realized gains	—		—		—		—	—	(0.16)
Return of capital	—		—		—		(0.04)	(0.14)	—
Total distributions	(0.15)		(0.24)		(0.28)		(0.26)	(0.42)	(0.58)
Net asset value, end of year/period	$9.72		$10.04		$9.68		$9.59	$9.33	$10.72
Total return (3)	(1.68	)% (7,10)	6.33	% (7)	3.89	% (7)	5.69%	(9.06)%	(0.31)%
Net assets, end of year/period (000s)	$8,623		$11,529		$952		$4,292	$10,027	$39,175
Ratio of net expenses to average net assets including dividend and interest expense (4)	2.30	% (9)	2.29%		2.28%		1.81%	1.54%	1.55	% (6)
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	2.30	% (9)	2.29%		2.20%		1.77%	1.54%	1.52	% (6)
Ratio of net investment income to average net assets (4,5)	3.11	% (9)	1.58%		2.55	% (8)	2.94%	4.44%	3.86	% (6)
Portfolio Turnover Rate	177.63	% (10)	397.79%		535.81%		175.53%	208.59%	173.78%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any. Class A total return does not reflect the applicable sales load.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated.

(9)	Annualized.

(10)	Not annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Class C
	Six Months
	Ended
	November 30,		Year Ended May 31,
	2019		2019		2018		2017	2016	2015
	(Unaudited)
Net asset value, beginning of year/period	$10.11		$9.76		$9.66		$9.40	$10.81	$11.43
From investment operations:
Net investment income (1)	0.13		0.14		0.23	(8)	0.24	0.39	0.37
Net realized and unrealized gain (loss) on investments	(0.32)		0.41		0.10	(2,8)	0.24	(1.42)	(0.46)
Total from investment operations	(0.19)		0.55		0.33		0.48	(1.03)	(0.09)
Paid-in-capital from redemption fees	—		—		—		—	—	—
Less distributions from:
Net investment income	(0.13)		(0.20)		(0.23)		(0.19)	(0.25)	(0.37)
Net realized gains	—		—		—		—	—	(0.16)
Return of capital	—		—		—		(0.03)	(0.13)	—
Total distributions	(0.13)		(0.20)		(0.23)		(0.22)	(0.38)	(0.53)
Net asset value, end of year/period	$9.79		$10.11		$9.76		$9.66	$9.40	$10.81
Total return (3)	(1.92	)% (7,10)	5.78	% (7)	3.50	% (7)	5.16%	(9.60)%	(0.77)%
Net assets, end of year/period (000s)	$662		$871		$1,256		$2,334	$5,712	$13,021
Ratio of net expenses to average net assets including dividend and interest expense (4)	2.80	% (9)	2.96%		2.78%		2.31%	2.04%	2.05	% (6)
Ratio of net expenses to average net assets:
excluding dividends and interest expense (4)	2.80	% (9)	2.96%		2.70%		2.27%	2.04%	2.02	% (6)
Ratio of net investment income to average net assets (4,5)	2.62	% (9)	1.32%		2.39	% (8)	2.47%	3.90%	3.36	% (6)
Portfolio Turnover Rate	177.63	% (10)	397.79%		535.81%		175.53%	208.59%	173.78%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(2)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the share transactions for the period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Net Investment Income, net realized and unrealized gain(loss) and ratio of net investment income to average net assets were restated.

(9)	Annualized.

(10)	Not annualized.

See accompanying notes to financial statements.

Leader High Quality Low Duration Bond Fund (Formerly, Leader Floating Rate Fund)
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Six Months
	Ended November					Period Ended May
	30,		Year Ended May 31,			31,
	2019		2019	2018		2017 (1)
	(Unaudited)
Net asset value, beginning of year/period	$10.06		$10.04	$10.02		$10.00
From investment operations:
Net investment income (2)	0.12		0.24	0.23		0.06
Net realized and unrealized gain on investments	(0.02)		0.02	0.02	(3)	0.01
Total from investment operations	0.10		0.26	0.25		0.07
Less distributions from:
Net investment income	(0.12)		(0.24)	(0.23)		(0.05)
Total distributions	(0.12)		(0.24)	(0.23)		(0.05)
Net asset value, end of year/period	$10.04		$10.06	$10.04		$10.02
Total return (4)	0.93	% (5,6)	2.64%	2.55	% (6)	0.68	% (5,6)
Net assets, end of year/period (000s)	$40,961		$28,704	$13,622		$1,857
Ratio of total expenses to average net assets before waiver/reimbursed	1.42	% (7)	1.34%	1.84%		8.56	% (7)
Ratio of net expenses to average net assets	1.19	% (7)	1.12%	1.03%		1.03	% (7)
Ratio of net investment income to average net assets	2.41	% (7)	2.40%	2.32%		1.54	% (7)
Portfolio Turnover Rate	117.81	% (5)	248.18%	128.78%		43.77	% (5)

(1)	The Fund commenced operations on December 30, 2016.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(3)	Realized and unrealized losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the share transactions for the period.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Annualized.

See accompanying notes to financial statements.

Leader High Quality Low Duration Bond Fund (Formerly, Leader Floating Rate Fund)
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Six Months
	Ended					Period Ended
	November 30,		Year Ended May 31,			May 31,
	2019		2019	2018		2017 (1)

Net asset value, beginning of year/period	$10.07		$10.04	$10.03		$10.00
From investment operations:
Net investment income (2)	0.14		0.27	0.27		0.08
Net realized and unrealized gain on investments	(0.02)		0.04	0.01	(3)	0.01
Total from investment operations	0.12		0.31	0.28		0.09
Less distributions from:
Net investment income	(0.14)		(0.28)	(0.27)		(0.06)
Total distributions	(0.14)		(0.28)	(0.27)		(0.06)
Net asset value, end of year/period	$10.05		$10.07	$10.04		$10.03
Total return (4)	1.13	% (5,6)	3.12%	2.84	% (6)	0.94	% (5,6)
Net assets, end of year/period (000s)	$150,989		$161,041	$55,680		$2,163
Ratio of total expenses to average net assets before waiver/reimbursed	1.03	% (7)	0.95%	1.42%		11.08	% (7)
Ratio of net expenses to average net assets	0.81	% (7)	0.74%	0.65%		0.65	% (7)
Ratio of net investment income to average net assets	2.83	% (7)	2.72%	2.71%		2.01	% (7)
Portfolio Turnover Rate	117.81	% (5)	248.18%	128.78%		43.77	% (5)

(1)	The Fund commenced operations on December 30, 2016.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(3)	Realized and unrealized losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the share transactions for the period.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Annualized.

See accompanying notes to financial statements.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2019

(1)	Organization

The Leader Capital family of mutual funds is comprised of the Leader Short Duration Bond Fund (“Short Duration Bond”), Leader Total Return Fund (“Total Return”) and the Leader High Quality Low Duration Bond Fund (“High Quality Bond”), Formerly Leader Floating Rate Bond Fund (each a “Fund ” and collectively the “Funds”), each a series of shares of beneficial interest of Leader Funds Trust (the “Trust”), a Delaware statutory trust organized on March 1, 2019. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The primary investment objective of Short Duration Bond is to deliver a high level of current income, with a secondary objective of capital appreciation. The primary investment objective of Total Return is to seek income and capital appreciation to produce a high total return. The primary investment objective of High Quality Bond is to deliver a high level of current income, with a secondary objective of capital appreciation. Short Duration Bond, Total Return and High Quality Bond commenced operations on July 14, 2005, July 30, 2010 and December 30, 2016, respectively. Effective November 19, 2019 the name of the Leader Floating Rate Fund was changed to the Leader High Quality Low Duration Bond Fund.

Short Duration Bond and Total Return each currently offer four classes of shares: Investor Class, Institutional Class, Class A and Class C shares. Short Duration Bond and Total Return Class A shares commenced operations on March 21, 2012, Class C shares commenced operations on August 8, 2012 and Institutional Class shares commenced operations on October 31, 2008. High Quality Bond currently offers two classes of shares, Investor Class and Institutional Class. Investor, Institutional and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 1.50%. Class C shares are subject to a maximum contingent deferred sales charge of 1.00% on shares redeemed within the first 12 months of purchase. Each class represents an interest in the ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (ASU) 2013-08.

(a)	Security Valuation

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. In these cases, each Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2019

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2019 for each Fund’s assets and liabilities measured at fair value:

Short Duration Bond

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Bonds & Notes	$—	$28,999,540	$—	$28,999,540
Interest Only U.S. Agency Commercial Mortgage Obligations	—	43,281,246	—	43,281,246
Preferred Stocks	—	1,035,000	—	1,035,000
Short-Term Investments	2,717,194	—	—	2,717,194
Total Investments	$2,717,194	$73,315,786	$—	$76,032,980

Total Return

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Bonds & Notes	$—	$10,266,789	$—	$10,266,789
Interest Only U.S. Agency Commercial Mortgage Obligations	—	17,465,867	—	17,465,867
U.S. Government Obligations	—	2,019,648	—	2,019,648
Preferred Stock	826,422	—	—	826,422
Short - Term Investments	2,979,285	—	—	2,979,285
Total Investments	$3,805,707	$29,752,304	$—	$33,558,011

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2019

High Quality Bond

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Asset Backed Securities	$—	$136,563,113	$—	$136,563,113
Interest Only U.S. Agency Commercial Mortgage Obligations	—	23,876,858	—	23,876,858
U.S. Agency Commercial Mortgage Obligations	—	17,913	—	17,913
Short - Term Investment	30,130,009	—	—	30,130,009
Total Investments	$30,130,009	$160,457,884	$—	$190,587,893

*	Refer to the Portfolio of Investments for industry classification.

There were no Level 3 securities held during the period.

(b)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

(c)	Foreign Currency

All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held. To the extent that a Fund has direct foreign currency holdings, the Fund may have difficulties in converting such foreign currency holdings into U.S. dollars depending on the specific foreign market, any foreign exchange restrictions and foreign regulations governing currency exchanges. In certain circumstances, the Fund may not be able to exchange a part or the entirety of a foreign currency holding which may cause a loss in value for the Fund.

(d)	Collateralized Loan Obligations

The Funds may invest a significant amount of their assets in collateralized loan obligations (“CLOs”), which are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. Investments in CLO securities may be riskier and less transparent than direct investments in the underlying loans. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Funds invest. The tranches in a CLO vary substantially in their risk profile. The senior tranches are relatively safer because they have first priority on the collateral in the event of default. The CLOs in which the Funds may invest may incur, or may have already incurred, debt that is senior to the Funds investment. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. The senior tranches of certain CLOs in which the Funds invests may be concentrated in a limited number of industries or borrowers, which may subject those CLOs, and in turn the Funds, to the risk of significant loss if there is a downturn in a particular industry in which the CLO is concentrated.

Investments in CLOs may be subject to certain tax provisions that could result in the Funds incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirements that could adversely affect cash flows and investment results. Any unrealized losses the Funds experience with respect to its CLO investments may be an indication of future realized losses.

(e)	Interest Only Securities

The Funds invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage-backed securities, and in some cases such market value may be extremely volatile. A prepayment penalty is the penalty amount that the underlying asset pays when it prepays the loan amount before the maturity date.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2019

Prepayment risk is the risk that, in periods of declining interest rates, issuers of mortgage-related securities may pay principal sooner than expected, which results in the Fund foregoing future interest income on the portion of the principal repaid early. If the underlying assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. IO mortgage-backed securities may be illiquid. For the six months ended November 30, 2019 there were $6,064,126, $2,298,216 and $1,283,668 in prepayment penalties paid to Short Duration, Total Return and High Quality Bond, respectively. These amounts are included in the realized gain (loss) from investments on the Statements of Operations.

Concentration Risk: Certain Funds invest a significant portion of their assets in interest only securities. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise.

(f)	Distributions to Shareholders

Dividends from net investment income are paid monthly for Short Duration Bond and Total Return and accrued daily and paid monthly for High Quality Bond. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Funds.

(g)	Federal Income Taxes

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (May 31, 2017- May 31, 2019 for the Total Return, Short Duration Bond, and High Quality Bond Fund), or expected to be taken in each Fund’s May 31, 2020 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where each Fund makes significant investments. Each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(h)	Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(i)	Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(3)	Investment Transactions

For the six months ended November 30, 2019, cost of purchases and proceeds from sales of portfolio securities and U.S. Government securities, other than short-term investments, amounted to the following:

			U.S. Government Securities
Fund	Purchase	Sales	Purchase	Sales
Short Duration Bond	$415,887,150	$421,676,041	$20,125,625	$4,963,480
Total Return	51,101,545	49,989,480	10,972,422	8,998,337
High Quality Bond	195,220,507	197,297,727	10,004,216	—

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2019

(4)	Aggregate Unrealized Appreciation and Depreciation – Tax Basis

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at November 30, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Short Duration Bond	$80,046,792	$1,588,342	$(5,602,154)	$(4,013,812)
Total Return	34,123,665	968,481	(1,534,135)	(565,654)
High Quality Bond	191,295,079	154,876	(862,062)	(707,186)

(5)	Investment Advisory Agreement and Transactions with Related Parties

Leader Capital Corp. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an investment advisory agreement between the Advisor and the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of (i) 0.75% of Total Return’s average daily net assets; (ii) 0.75% of Short Duration Bond’s average daily net assets up to and including $1.25 billion; or (iii) 0.70% of Short Duration Bond’s average daily net assets over $1.25 billion;(iv) 0.65% of High Quality Bond average daily net assets. For the six months ended November 30, 2019, Short Duration Bond, Total Return and High Quality Bond accrued $351,023, $137,323 and $618,288 in advisory fees, respectively.

The Advisor has contractually agreed to waive its fees and/or absorb expenses of High Quality Bond (the “Waiver Agreement), to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, 12b-1 Fees, acquired fund fees and expenses; fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses such as litigation expenses) do not exceed 1.00% of the daily average net assets attributable to each share class through September 30, 2020. In addition, the Advisor has voluntarily agreed to waive its fee with regard to the High Quality Bond Fund and reimburse that Fund’s expenses so that the total annual operating expenses for the Fund do not exceed 0.85% of the average daily net assets. Prior to August 19, 2019 the voluntary waiver was 0.75%.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. Cumulative expenses subject to the aforementioned conditions for the High Quality Bond Fund will expire in the following years:

Expires:	May 31, 2020	May 31, 2021	May 31, 2022
Reimbursed:	$82,328	$127,076	$—

Ceros Financial Services, Inc. (the “Distributor”), acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class, Institutional Class, Class A and Class C shares. For the six months ended November 30, 2019 the Distributor received $1,565 and $410 in underwriting commissions for sales of Class A and Class C shares of Short Duration Bond of which $0 was retained by the principal underwriter. $0 and $260 for Class A and Class C Shares of Total Return of which $260 was retained by the principal underwriter for Class C.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of GFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2019

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of Gemini Fund Services, LLC (“GFS”) and its affiliated companies including Northern Lights Distributors, LLC (“NLD”), Northern Lights Compliance Services, LLC (“NLCS”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

(6)	Distribution Plan

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and distribution fee is calculated by Short Duration Bond and Total Return at an annual rate of 0.50% of its average daily net assets for Investor Class and Class A shares and 1.00% for Class C shares and is paid to the Distributor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The Plans provide that a monthly service and distribution fee is calculated by High Quality Bond at an annual rate of 0.38% of its average daily net assets for Investor Class. The Institutional Shares do not participate in a Plan. For the six months ended November 30, 2019 Short Duration Bond, Total Return and High Bond incurred $136,394, $54,296 and $66,530, respectively in fees, pursuant to the Plans.

(7)	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended May 31, 2019 and the fiscal year ended May 31, 2018 were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
5/31/2019	Income	Capital Gains	Capital	Total
Short Duration Bond Fund	$2,682,021	$—	$—	$2,682,021
Total Return Fund	610,804	—	—	610,804
High Quality Bond Fund	4,055,968	—	—	4,055,968

For fiscal year ended	Ordinary	Long-Term	Return of
5/31/2018	Income	Capital Gains	Capital	Total
Short Duration Bond Fund	$4,644,566	$—	$—	$4,644,566
Total Return Fund	824,151	—	—	824,151
High Quality Bond Fund	785,671	—	—	785,671

As of May 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Short Duration Bond Fund	$345,134	$—	$—	$(76,190,171)	$—	$(2,276,638)	$(78,121,675)
Total Return Fund	50,884	—	—	(32,112,230)	—	(16,401)	(32,077,747)
High Quality Bond Fund	312,768	—	—	—	(57,552)	238,493	493,709

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales and tax adjustments for perpetual bonds. In addition, the amount listed under other book/tax differences is primarily attributable to dividends payable. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $422,802 for the Short Duration Bond Fund.

At May 31, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carry forwards as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
Short Duration Bond	$34,558,481	$41,631,690	$76,190,171	$1,386,425
Total Return	20,051,566	12,060,664	32,112,230	1,201,246
High Quality Bond	—	—	—	—

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2019

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and the reclassification of Fund distributions resulted in reclassifications for the Funds for the fiscal year ended May 31, 2019 as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Short Duration Bond	$(1,979)	$1,979
Total Return	—	—
High Quality Bond	—	—

(8)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

The Advisor believes 95% of par value accurately reflects the market value of the ARPS held by the Short Duration Bond as of November 30, 2019, and because of the failed Dutch auction process, believes they are presently illiquid. As of November 30, 2019, the ARPS are fair valued based on the Trust’s Procedures as stated in Note 2. Although the Advisor believes that 95% of par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive full value for these securities. As of November 30, 2019, the Short Duration Bond held $1,035,000 or 1.3% of its net assets in ARPS.

(9)	New Accounting Pronouncements

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018.

(10)	Subsequent Events

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

On December 3, 2019, Short Duration paid $0.0172, $0.0206, $0.0173 and $0.0138 per share in net investment income from the Investor Class, Institutional Class, Class A and Class C, respectively.

On December 2, 2019, Total Return paid $0.0161, $0.0198, $0.0158 and $0.0126 per share in net investment income from the Investor Class, Institutional Class, Class A and Class C, respectively.

On December 31, 2019, High Quality Bond paid $0.0118 and $0.0152 per share in net investment income from the Investor Class and Institutional Class, respectively.

On December 30, 2019, Short Duration paid $0.0.290, $0.0332, $0.0291 and $0.0250 per share in net investment income from the Investor Class, Institutional Class, Class A and Class C, respectively.

On December 30, 2019, Total Return paid $0.0186, $0.0.0233, $0.0.0185 and $0.0.0139 per share in net investment income from the Investor Class, Institutional Class, Class A and Class C, respectively.

Leader Funds
EXPENSE EXAMPLES (Unaudited)
November 30, 2019

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Short Duration Bond, Total Return and High Quality Low Duration and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 through November 30, 2019.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual		expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses Paid	Account	Expenses Paid
	Expense	Value	Value	During Period *	Value	During Period *
	Ratio	6/1/2019	11/30/2019	6/1/19-11/30/19	6/1/2019	6/1/19-11/30/19
Investor Class:
Leader Short Duration Bond Fund	1.85%	$1,000.00	$976.20	$9.14	$1,015.75	$9.32
Leader Total Return Fund	2.30%	$1,000.00	$983.30	$11.40	$1,013.50	$11.58
Leader High Quality Low Duration Bond Fund	1.19%	$1,000.00	$1,008.60	$5.98	$1,019.05	$6.01
Institutional Class:
Leader Short Duration Bond Fund	1.35%	$1,000.00	$978.80	$6.68	$1,018.25	$6.81
Leader Total Return Fund	1.80%	$1,000.00	$985.70	$8.94	$1,016.00	$9.07
Leader High Quality Low Duration Bond Fund	0.81%	$1,000.00	$1,011.20	$4.05	$1,020.97	$4.07
Class A:
Leader Short Duration Bond Fund	1.85%	$1,000.00	$976.20	$9.14	$1,015.75	$9.32
Leader Total Return Fund	2.30%	$1,000.00	$983.30	$11.40	$1,013.50	$11.58
Class C:
Leader Short Duration Bond Fund	2.35%	$1,000.00	$973.70	$11.60	$1,013.25	$11.83
Leader Total Return Fund	2.80%	$1,000.00	$980.80	$13.87	$1,011.00	$14.08

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

LEADER FUNDS TRUST

March 2019

FACTS	WHAT DOES LEADER FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Leader Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Leader Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-(800) 711-9164

What we do:
How does Leader Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Leader Funds Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Leader Funds Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-711-9164.

INVESTMENT ADVISOR
Leader Capital Corp.
315 W. Mill Plain Blvd., Suite 204
Vancouver, WA 98660

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Distributor
Ceros Financial Services, Inc.
1445 Research Blvd., Suite 530
Rockville, MD 20850

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Leader Fund Trust

By (Signature and Title)

/s/ John Lekas

John Lekas, President/Principal Executive Officer

Date 1/31/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John Lekas

John Lekas, President/Principal Executive Officer

Date 1/31/2020

By (Signature and Title)

/s/ John Lekas

John Lekas, Treasurer/Principal Financial Officer

Date 1/31/2020